PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 6,676	$ 5,730
Accumulated depreciation	4,872	4,359
Depreciated cost	1,804	1,371
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,040	2,770
Accumulated depreciation	2,729	2,650
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	850	824
Accumulated depreciation	735	735
Trade Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	42	42
Accumulated depreciation	39	33
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	210	196
Accumulated depreciation	197	196
Equipment In lease [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	2,534	1,898
Accumulated depreciation	$ 1,172	$ 745